SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2022	Mar. 31, 2023
Common stock, par value	$ 0.01
Weighted average number of shares outstanding basic	20,297,871	15,155,318	19,145,415
Weighted average number of shares outstanding diluted	20,297,871	15,155,318	19,145,415
Accounts receivable
Provision for doubtful debt
Cash and cash equivalents	1,650,223		21,378
Impairment excluding lessor asset under operating lease	$ 0		$ 0
Exchange Agreements [Member]
Stock issued during period shares new issues	25,000,000
Srivaru Motors Private Limited [Member]
Minority interest ownership percentage by parent	100.00%